MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities	$ 120,144	$ 26,532
Non US Government bonds [Member]
Marketable Securities	$ 2,104	$ 2,054